INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

VIA EDGAR

May 28, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719
on behalf of Advisory Research MLP & Energy Infrastructure Fund (the “Fund”)

Dear Sir or Madam:

The Trust is filing Post-Effective Amendment No. 524 to its Registration Statement under Rule 485(a)(2) (the “Amendment”) for the purpose of registering the Fund under the Securities Act of 1933, as amended and to create a new class of shares of the Fund designated as Class I shares.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360